Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure
Property, Plant and Equipment
The Company’s major classes of property, plant, and equipment were as follows:

	December 31, 2016	December 31, 2015	Depreciable Lives
	(In millions)
Facilities and equipment	$6,215	$6,480	2 - 40 Years
Land and improvements	171	171
Construction in progress (a)	25	9
Total property, plant and equipment	6,411	6,660
Accumulated depreciation	(951)	(782)
Net property, plant and equipment	$5,460	$5,878

(a) As of December 31, 2016, construction in progress includes $20 million of capital expenditures that relate to prepaid long-term service agreements primarily in the Conventional segment.